SA Multi-Managed Mid Cap Value Portfolio Annual Fund Operating Expenses - SA Multi-Managed Mid Cap Value Portfolio	Mar. 31, 2025
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.00%	[1]
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.15%	[1]
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.25%	[1]

[1]	The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table, which reflects operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.